Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Dec. 25, 2021	Jun. 26, 2021
Current Assets:
Cash and Cash Equivalents	$ 47,724	$ 11,874
Accounts Receivable and Prepaid Expenses	9,369	7,791
Inventory	20,735	20,093
Assets Held for Sale	48,048	49,051
Other Assets	8,939	7,870
Total Current Assets	134,815	96,679
Operating Lease Right-of-Use Assets	69,354	77,422
Property and Equipment, Net	134,563	137,830
Intangible Assets, Net	107,578	115,380
Goodwill	32,900	32,900
Other Assets	11,662	12,252
TOTAL ASSETS	490,872	472,463
Current Liabilities:
Accounts Payable and Accrued Liabilities	54,250	57,139
Income Taxes Payable	77,163	61,463
Other Liabilities	12,300	15,678
Derivative Liabilities	21,224	6,935
Current Portion of Operating Lease Liabilities	9,147	9,236
Current Portion of Finance Lease Liabilities	205	205
Current Portion of Notes Payable	114,339	103,496
Liabilities Held for Sale	35,919	32,978
Due to Related Party	1,477	1,477
Total Current Liabilities	326,024	288,607
Operating Lease Liabilities	94,998	99,976
Finance Lease Liabilities	29,825	29,047
Other Liabilities	3,366	3,649
Deferred Tax Liability	50,800	46,378
Senior Secured Convertible Credit Facility	119,655	170,821
Notes Payable	85,533	87,619
TOTAL LIABILITIES	710,201	726,097
SHAREHOLDERS’ EQUITY:
Preferred Shares (no par value, unlimited shares authorized and no shares issued and outstanding)
Subordinate Voting Shares (no par value, unlimited shares authorized, 1,200,119,292 and 726,866,374 shares issued and outstanding as of December 25, 2021 and June 26, 2021, respectively)
Additional Paid-In Capital	1,025,405	908,993
Accumulated Deficit	(791,208)	(717,233)
Total Equity Attributable to Shareholders of MedMen Enterprises Inc.	234,197	191,760
Non-Controlling Interest	(453,526)	(445,394)
TOTAL SHAREHOLDERS’ EQUITY	(219,329)	(253,634)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 490,872	$ 472,463